Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Variable Series Trust II
Entity Central Index Key	0001413032
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
CTIVP - Victory Sycamore Established Value Fund Class 1
Shareholder Report [Line Items]
Fund Name	CTIVP® – Victory Sycamore Established Value Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about CTIVP ® – Victory Sycamore Established Value Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 42	0.82%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.82%
Net Assets	$ 445,058,404
Holdings Count | Holding	75
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 445,058,404
Total number of portfolio holdings	75
Portfolio turnover for the reporting period	17%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NNN REIT, Inc.	2.1%
Alliant Energy Corp.	2.1%
BJ's Wholesale Club Holdings, Inc.	2.0%
Willis Towers Watson PLC	2.0%
Quest Diagnostics, Inc.	2.0%
U.S. Foods Holding Corp.	1.8%
Lamar Advertising Co., Class A	1.8%
Hartford Financial Services Group, Inc. (The)	1.8%
Textron, Inc.	1.8%
Baker Hughes Co.	1.8%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
NNN REIT, Inc.	2.1%
Alliant Energy Corp.	2.1%
BJ's Wholesale Club Holdings, Inc.	2.0%
Willis Towers Watson PLC	2.0%
Quest Diagnostics, Inc.	2.0%
U.S. Foods Holding Corp.	1.8%
Lamar Advertising Co., Class A	1.8%
Hartford Financial Services Group, Inc. (The)	1.8%
Textron, Inc.	1.8%
Baker Hughes Co.	1.8%

CTIVP - Victory Sycamore Established Value Fund Class 2
Shareholder Report [Line Items]
Fund Name	CTIVP® – Victory Sycamore Established Value Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about CTIVP ® – Victory Sycamore Established Value Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 55	1.08%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.08%
Net Assets	$ 445,058,404
Holdings Count | Holding	75
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 445,058,404
Total number of portfolio holdings	75
Portfolio turnover for the reporting period	17%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NNN REIT, Inc.	2.1%
Alliant Energy Corp.	2.1%
BJ's Wholesale Club Holdings, Inc.	2.0%
Willis Towers Watson PLC	2.0%
Quest Diagnostics, Inc.	2.0%
U.S. Foods Holding Corp.	1.8%
Lamar Advertising Co., Class A	1.8%
Hartford Financial Services Group, Inc. (The)	1.8%
Textron, Inc.	1.8%
Baker Hughes Co.	1.8%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
NNN REIT, Inc.	2.1%
Alliant Energy Corp.	2.1%
BJ's Wholesale Club Holdings, Inc.	2.0%
Willis Towers Watson PLC	2.0%
Quest Diagnostics, Inc.	2.0%
U.S. Foods Holding Corp.	1.8%
Lamar Advertising Co., Class A	1.8%
Hartford Financial Services Group, Inc. (The)	1.8%
Textron, Inc.	1.8%
Baker Hughes Co.	1.8%

CTIVP - Victory Sycamore Established Value Fund Class 3
Shareholder Report [Line Items]
Fund Name	CTIVP® – Victory Sycamore Established Value Fund
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about CTIVP ® – Victory Sycamore Established Value Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$ 48	0.95%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
Net Assets	$ 445,058,404
Holdings Count | Holding	75
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 445,058,404
Total number of portfolio holdings	75
Portfolio turnover for the reporting period	17%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NNN REIT, Inc.	2.1%
Alliant Energy Corp.	2.1%
BJ's Wholesale Club Holdings, Inc.	2.0%
Willis Towers Watson PLC	2.0%
Quest Diagnostics, Inc.	2.0%
U.S. Foods Holding Corp.	1.8%
Lamar Advertising Co., Class A	1.8%
Hartford Financial Services Group, Inc. (The)	1.8%
Textron, Inc.	1.8%
Baker Hughes Co.	1.8%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
NNN REIT, Inc.	2.1%
Alliant Energy Corp.	2.1%
BJ's Wholesale Club Holdings, Inc.	2.0%
Willis Towers Watson PLC	2.0%
Quest Diagnostics, Inc.	2.0%
U.S. Foods Holding Corp.	1.8%
Lamar Advertising Co., Class A	1.8%
Hartford Financial Services Group, Inc. (The)	1.8%
Textron, Inc.	1.8%
Baker Hughes Co.	1.8%